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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 77.0%
		Chemicals: 5.7%
28,950		Air Products & Chemicals, Inc.	$1,382,652
14,107		Ashland, Inc.	134,722
8,100		CF Industries Holdings, Inc.	426,303
133,650		Dow Chemical Co.	2,479,208
14,450		Eastman Chemical Co.	475,405
30,750		Ecolab, Inc.	1,180,493
130,350		EI Du Pont de Nemours & Co.	3,266,571
17,100		International Flavors & Fragrances, Inc.	522,234
79,500		Monsanto Co.	6,296,400
27,850		PPG Industries, Inc.	1,223,172
30,050		Praxair, Inc.	1,774,453
22,800		Rohm & Haas Co.	1,559,748
22,400		Sigma-Aldrich Corp.	965,664
			21,687,025
		Coal: 1.1%
21,315		Arch Coal, Inc.	327,825
72,834		Consol Energy, Inc.	2,110,001
13,350		Massey Energy Co.	208,527
63,704		Peabody Energy Corp.	1,492,585
171,659	@, @@	White Energy Co., Ltd.	168,860
			4,307,798
		Forest Products & Paper: 0.7%
71,700		International Paper Co.	892,665
34,500		MeadWestvaco Corp.	402,270
35,100		Weyerhaeuser Co.	1,320,462
			2,615,397
		Iron/Steel: 0.7%
14,450		AK Steel Holding Corp.	113,866
18,400		Allegheny Technologies, Inc.	422,280
201,784	@, @@	Consolidated Thompson Iron Mines Ltd.	216,395
38,350		Nucor Corp.	1,368,328
15,250		United States Steel Corp.	463,600
			2,584,469
		Mining: 4.0%
20,122	@@	Agnico-Eagle Mines Ltd.	757,795
79,300		Alcoa, Inc.	853,268
1	@@	Aquarius Platinum Ltd.	2
71,608	@@	Barrick Gold Corp.	2,109,572
14,952	@@	BHP Billiton Ltd. ADR	598,379
358,451	@, @@	Centamin Egypt Ltd.	210,990
80,868	@, @@	Eldorado Gold Corp. (Canadian Denominated Security)	488,390
275,904	@, @@	European Goldfields Ltd.	496,102
79,525		Freeport-McMoRan Copper & Gold, Inc.	1,907,805
61,695	@@	GoldCorp, Inc.	1,663,914
75,965	@@	Iamgold Corp.	357,036
45,977	@@	Kinross Gold Corp.	678,161
37,645	@, @@	MAG Silver Corp.	179,392
22,094	@@	Major Drilling Group International	256,534
72,949		Newmont Mining Corp.	2,454,734
148,978	@, @@	Premier Gold Mines Ltd.	210,217
9,208	@@	Randgold Resources Ltd. ADR	352,022
103,332	@, @@	Sino Gold Ltd.	244,592
28,050		Titanium Metals Corp.	237,023
19,700		Vulcan Materials Co.	1,181,606
			15,237,534
		Oil & Gas: 54.8%
142,741		Anadarko Petroleum Corp.	5,859,518
115,749		Apache Corp.	8,947,398
12,345	@@	BP PLC ADR	601,078
16,350		Cabot Oil & Gas Corp.	490,010
25,058	@@	Canadian Natural Resources Ltd.	1,036,148
128,200		Chesapeake Energy Corp.	2,202,476
448,090	S	Chevron Corp.	35,403,591
31,662		Cimarex Energy Co.	898,251
334,360		ConocoPhillips	17,560,573
131,197		Devon Energy Corp.	9,490,791
84,432	@@, S	Encana Corp.	3,952,262
22,698	@@	ENI S.p.A. ADR	1,041,838
22,600		ENSCO International, Inc.	732,466
61,123		EOG Resources, Inc.	5,196,677
670,149	S	ExxonMobil Corp.	53,712,442
97,926		Hess Corp.	5,291,921
252,776		Marathon Oil Corp.	6,617,676
50,900		Murphy Oil Corp.	2,242,145
130,646	@, @@	Nabors Industries Ltd.	1,894,367
63,328	@@	Nexen, Inc.	1,224,764

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
71,500		Noble Corp.	$1,915,485
27,250		Noble Energy, Inc.	1,424,630
56	@, @@	OAO Gazprom ADR	984
221,891		Occidental Petroleum Corp.	12,013,179
115,533		Patterson-UTI Energy, Inc.	1,443,007
12,157	@@	Petroleo Brasileiro SA ADR	254,568
18,900		Pioneer Natural Resources Co.	379,512
24,450		Range Resources Corp.	1,013,942
16,300	@@	Repsol YPF SA ADR	315,242
49,050		Rowan Cos., Inc.	851,018
45,897	@@	Royal Dutch Shell PLC ADR - Class A	2,453,195
54,200	@	Southwestern Energy Co.	1,862,854
20,167	@	Stone Energy Corp.	335,176
47,464	@@	Suncor Energy, Inc.	1,017,628
109,513		Sunoco, Inc.	4,352,047
192,451	@@	Talisman Energy, Inc.	1,782,096
19,000		Tesoro Petroleum Corp.	174,610
29,746	@@	Total SA ADR	1,569,102
98,553	@	Transocean, Inc.	6,591,225
18,951		W&T Offshore, Inc.	265,314
141,903		XTO Energy, Inc.	5,426,371
			209,837,577
		Oil & Gas Services: 7.4%
235,249		BJ Services Co.	2,820,636
34,350	@	Cameron International Corp.	724,785
275,801		Halliburton Co.	4,854,098
119,574	@	Key Energy Services, Inc.	567,977
105,000	@	National Oilwell Varco, Inc.	2,970,450
264,280		Schlumberger Ltd.	13,409,567
38,978		Smith International, Inc.	1,139,717
153,350	@	Weatherford International Ltd.	1,958,280
			28,445,510
		Packaging & Containers: 0.7%
18,750		Ball Corp.	683,438
24,600		Bemis Co.	664,692
29,600	@	Pactiv Corp.	739,704
34,400		Sealed Air Corp.	544,552
			2,632,386
		Pipelines: 1.3%
182,050		El Paso Corp.	1,345,350
97,079		Spectra Energy Corp.	1,578,505
130,450		Williams Cos., Inc.	2,115,899
			5,039,754
		Transportation: 0.6%
13,899		Diana Shipping, Inc.	122,867
18,707	@@	Nordic American Tanker Shipping	546,806
39,394		Tidewater, Inc.	1,555,275
			2,224,948
		Total Common Stock
		(Cost $346,536,873)	294,612,398

No. of Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 12.7%
64,400	Put Option OTC - JP Morgan Chase
	Basic Industries Select Sector Index
	Strike 377.82, exp 12/19/08	$8,972,544
92,250	Put Option OTC - Goldman Sachs
	Basic Industries Select Sector Index
	Strike 250.50, exp 01/16/09	2,581,958
117,912	Put Option OTC - UBS AG
	Basic Industries Select Sector Index
	Strike 192.72, exp 02/20/09	1,108,373
144,200	Put Option OTC - JP Morgan Chase
	Energy Select Sector Index
	Strike 675.10, exp 12/19/08	24,831,218
195,750	Put Option OTC - Goldman Sachs
	Energy Select Sector Index
	Strike 437.50, exp 01/16/09	4,765,201
221,368	Put Option OTC - UBS AG
	Energy Select Sector Index
	Strike 410.61, exp 02/20/09	6,229,296
	Total Purchased Options
	(Cost $34,147,201)	48,488,590
	Total Long-Term Investments
	(Cost $380,684,074)	343,100,988

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 9.6%
		Repurchase Agreement: 9.6%
$36,634,000	S	Morgan Stanley Repurchase Agreement dated 11/28/08, 0.200%, due 12/01/08, $36,634,611 to be received upon repurchase (Collateralized by $34,609,000 FCSB, 4.300%-5.450%, Market Value plus accrued interest $37,367,729, due 03/12/14-06/20/16)		$36,634,000
		Total Short-Term Investments (Cost $36,634,000)		36,634,000
		Total Investments in Securities (Cost $417,318,074)*	99.3%	$379,734,988
		Other Assets and Liabilities - Net	0.7	2,725,075
		Net Assets	100.0%	$382,460,063

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $427,315,791.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$33,477,867
		Gross Unrealized Depreciation		(81,058,670)
		Net Unrealized Depreciation		$(47,580,803)

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$293,882,718	$—
Level 2- Other Significant Observable Inputs	37,363,680	5,600,897
Level 3- Significant Unobservable Inputs	48,488,590	(3,753,978)
Total	$379,734,988	$1,846,919

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$(7,441,616)	$—
Net purchases/sales	25,428,336	(8,288,665)
Total realized and unrealized gain (loss)	30,501,870	4,534,687
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$48,488,590	$(3,753,978)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

At November 30, 2008 the following forward foreign currency contracts were outstanding for the ING Risk Managed Natural Resources:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
Australian Dollar
AUD	535,000	SELL	1/28/09	333,613	349,704	$(16,091)
Canadian Dollar
CAD	1,900,000	SELL	1/26/09	1,477,335	1,532,911	(55,576)
						$(71,667)

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

ING Risk Managed Natural Resources Fund Written Options Outstanding on November 30, 2008:

		Exercise	Expiration	# of
Description/Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value

Call Option OTC - Energy Select Sector Index	UBS AG	550.00	12/19/08	364,818	$8,288,665	$(3,753,977)
					$8,288,665	$(3,753,977)
	Total Premiums Received:			$ 8,288,665
	Total Liabilities for Options Written:			$ 3,753,977

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2008 (Unaudited) (continued)

ING Risk Managed Natural Resources Fund Total Return Swap Agreements Outstanding on November 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive total return on IXB - Basic Industries Select Sector Index, if positive (34,506 units).
Pay 2-month USD-LIBOR minus 80 bps and, if negative, the absolute value of the IXB - Basic industries Select Sector Index return. Counterparty: UBS AG	01/21/09	USD	7,001,267	$1,098,726

Receive total return on IXE - Energy Select Sector Index, if positive (64,781 units).
Pay 2-month USD-LIBOR minus 60 bps and, if negative, the absolute value of the IXE - Energy Select Sector Index return. Counterparty: UBS AG	01/21/09	USD	28,005,474	4,573,838
				$5,672,564

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009